Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Mr. Fuyunishiki Ryo [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 485,851	$ 418,727
Mrs. Qi Xiaoyu [Member]
Related Party Transaction [Line Items]
Due to related parties	495,418	7,316
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 981,269	$ 426,043